Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Beverages (24.2%)
	Coca-Cola Co.	10,977,691	539,334
	PepsiCo Inc.	3,834,967	490,876
	Constellation Brands Inc. Class A	515,168	90,901
*	Monster Beverage Corp.	1,251,925	77,444
	Brown-Forman Corp. Class B	964,337	48,198
	Molson Coors Brewing Co. Class B	608,013	33,429
*	Boston Beer Co. Inc. Class A	38,734	12,174
	Coca-Cola Consolidated Inc.	28,316	8,552
^	MGP Ingredients Inc.	79,855	4,808
^	National Beverage Corp.	83,662	3,777
*,^ New Age Beverages Corp.		688,342	3,483
			1,312,976
Food & Staples Retailing (19.5%)
	Walmart Inc.	3,880,810	393,669
	Costco Wholesale Corp.	1,033,599	247,630
	Walgreens Boots Alliance Inc.	2,600,450	128,306
	Sysco Corp.	1,601,113	110,188
	Kroger Co.	2,760,145	62,959
*	US Foods Holding Corp.	713,251	24,650
	Casey's General Stores Inc.	135,036	17,430
*	Performance Food Group Co.	376,994	14,835
*	Sprouts Farmers Market Inc.	528,228	10,591
*	BJ's Wholesale Club Holdings Inc.	385,423	9,628
*	Chefs' Warehouse Inc.	209,840	6,646
	PriceSmart Inc.	115,281	5,603
	Andersons Inc.	177,735	4,829
	Weis Markets Inc.	113,743	4,299
*	United Natural Foods Inc.	374,199	3,798
	Ingles Markets Inc. Class A	121,294	3,616
^	Rite Aid Corp.	423,799	3,246
	SpartanNash Co.	277,353	3,201
	Village Super Market Inc. Class A	101,694	2,693
*	Smart & Final Stores Inc.	360,984	2,350
			1,060,167
Food Products (19.8%)
	Mondelez International Inc. Class A	4,595,388	233,675
	General Mills Inc.	1,822,602	90,109
	Tyson Foods Inc. Class A	925,456	70,233
	Archer-Daniels-Midland Co.	1,789,024	68,555
	Hershey Co.	460,036	60,706
	McCormick & Co. Inc.	380,860	59,429
	Kraft Heinz Co.	2,072,035	57,292
	JM Smucker Co.	358,551	43,585
	Kellogg Co.	811,464	42,651
	Conagra Brands Inc.	1,592,939	42,643
	Hormel Foods Corp.	938,667	37,068
	Lamb Weston Holdings Inc.	473,946	28,081
	Bunge Ltd.	467,931	24,468

* Post Holdings Inc.	214,756	22,571
Ingredion Inc.	232,510	17,708
* Freshpet Inc.	378,462	17,587
Flowers Foods Inc.	678,399	15,176
Campbell Soup Co.	414,059	15,034
* Darling Ingredients Inc.	727,382	13,748
Sanderson Farms Inc.	94,095	12,864
Lancaster Colony Corp.	77,997	11,218
* TreeHouse Foods Inc.	210,601	10,979
J&J Snack Foods Corp.	65,589	10,550
* Pilgrim's Pride Corp.	313,865	8,026
Calavo Growers Inc.	89,927	7,864
* Hain Celestial Group Inc.	385,142	7,853
* Simply Good Foods Co.	323,064	6,943
^ B&G Foods Inc.	312,266	6,854
* Hostess Brands Inc. Class A	473,676	6,343
Tootsie Roll Industries Inc.	151,942	5,768
Cal-Maine Foods Inc.	151,131	5,595
Fresh Del Monte Produce Inc.	181,364	4,538
John B Sanfilippo & Son Inc.	57,878	4,436
* Landec Corp.	311,860	3,094
* Farmer Brothers Co.	131,287	2,405
* Seneca Foods Corp. Class A	156	4
^ Dean Foods Co.	810	1
		1,075,654
Household Products (22.0%)
Procter & Gamble Co.	7,024,288	722,869
Colgate-Palmolive Co.	2,508,815	174,664
Kimberly-Clark Corp.	1,073,626	137,306
Church & Dwight Co. Inc.	816,501	60,756
Clorox Co.	398,186	59,254
WD-40 Co.	67,926	10,619
Energizer Holdings Inc.	255,022	10,436
Spectrum Brands Holdings Inc.	166,756	8,783
* Central Garden & Pet Co. Class A	274,541	7,020
* Central Garden & Pet Co.	130,876	3,684
		1,195,391
Personal Products (3.7%)
Estee Lauder Cos. Inc. Class A	682,763	109,945
* Herbalife Nutrition Ltd.	427,528	17,862
Medifast Inc.	108,623	14,007
Coty Inc. Class A	1,088,484	13,432
Nu Skin Enterprises Inc. Class A	233,420	10,898
Inter Parfums Inc.	143,871	9,320
* Avon Products Inc.	2,140,435	8,048
* Edgewell Personal Care Co.	239,325	6,830
* USANA Health Sciences Inc.	74,194	5,252
* elf Beauty Inc.	260,036	2,650
		198,244
Tobacco (10.5%)
Philip Morris International Inc.	4,103,343	316,491
Altria Group Inc.	4,914,804	241,120
Universal Corp.	123,615	6,987
Vector Group Ltd.	607,515	5,437
		570,035

Other (0.0%)[1]
*,2 Herbalife Ltd. CVR		28,862	280

Total Common Stocks (Cost $5,197,313)			5,412,747
	Coupon
Temporary Cash Investment (0.3%)
3,4 Vanguard Market Liquidity Fund (Cost
$18,717)	2.527%	187,156	18,719
Total Investments (100.0%) (Cost $5,216,030)			5,431,466
Other Assets and Liabilities-Net (0.0%)4,5			(824)
Net Assets (100%)			5,430,642

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,347,000.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $8,164,000 of collateral received for securities on loan.
5 Cash of $420,000 has been segregated as collateral for open over-the-counter swap contracts
CVR—Contingent Value Rights.

Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
Campbell Soup Co.	2/4/20	GSI	6,821	(2.432%)	—	(474)
Coca-Cola Co.	2/4/20	GSI	9,836	(2.432%)	—	(19)
					—	(493)
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in

Consumer Staples Index Fund

value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

Consumer Staples Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,412,467	—	280
Temporary Cash Investments	18,719	—	—
Swap Contracts—Liabilities	—	(493)	—
Total	5,431,186	(493)	280